Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

Christopher M. Trueax

christopher.trueax@troutman.com

December 30, 2020

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	Valued Advisers Trust Post-Effective Amendment No. 335 to Registration Statement on Form N-1A 1933 Act File No. 333-151672 1940 Act File No. 811-22208 Request for Selective Review

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), the Valued Advisers Trust (the “Registrant”) is hereby transmitting for filing Post-Effective Amendment No. 335 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to implement an environmental, social, and governance (“ESG”) screening process to the Dana Epiphany ESG Small Cap Equity Fund (the “Fund”). The ESG process applicable to the Fund is identical to the ESG process used by the Dana Epiphany ESG Equity Fund, a separate series of the Trust. In addition, the Amendment is being filed to change the Fund’s name from the “Dana Small Cap Equity Fund” to the “Dana Epiphany ESG Small Cap Equity Fund.”

The Fund’s registration statement has been subject to annual review and comment by the Commission staff. Accordingly, we believe that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of the Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 319 to the Registration Statement on February 28, 2020, pursuant to Rule 485(b) under the 1933 Act (Accession No. 0001398344-20-004570).

In connection with the request for selective review of the Amendment, we note that the disclosure in the Amendment is the same in all material respects as the disclosure in the Fund’s currently effective Prospectus and Statement of Additional Information (“SAI”), except that the Amendment includes the addition of disclosure relating to the Fund’s implementation of an ESG screening process and the change of the Fund’s name. The ESG screening process is identical to that currently implemented by the Dana Epiphany ESG Equity Fund, which has been previously reviewed by the SEC Staff.

Filing Desk December 30, 2020 Page 2

Selective review would serve to expedite the review process for the Fund, as well as use the staff’s time more effectively. Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with its respective Amendment.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4723 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ Christopher M. Trueax

Christopher M. Trueax

cc:

Adam Kornegay, President of Valued Advisers Trust

Carol Highsmith, Secretary of Valued Advisers Trust

John M. Ford, Esq.